Notes Receivable (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Notes Receivable Details Narrative
Advance to borrower	$ 130,000	$ 110,000
Interest rate	4.00%
Additional Principal Lend	92,500
Principal Sum	222,500
Loan outstanding	182,620
Accrued interest	$ 1,121